787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 22, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	VALIC Company I

Post-Effective Amendment No. 116 under the Securities Act of 1933 and Amendment No. 115 under the Investment Company Act of 1940 to Registration Statement on Form N-1A

(File No. 002-83631 and File No. 811-03738)

Ladies and Gentlemen:

On behalf of VALIC Company I (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 116 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A with respect to the Core Bond Fund, the Emerging Economies Fund and the International Value Fund, each a series of the Registrant (each, a “Fund” and together, the “Funds”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to reflect the following changes to the Funds:

With respect to the Core Bond Fund, to make certain changes to the Fund’s investment strategies and investment risks, as noted in a Supplement to the Fund’s Prospectus filed on February 5, 2024. With respect to the Emerging Economies Fund, to make certain changes to the Fund’s investment strategies and investment risks, as noted in a Supplement to the Fund’s Prospectus filed on February  5, 2024. With respect to the International Value Fund, to make certain changes to the Fund’s investment strategies and investment risks, as noted in a Supplement to the Fund’s Prospectus filed on February 5, 2024.

It is proposed that the Amendment will become effective on April 29, 2024.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8609 or to David Howe at (212) 728-8094.

Very truly yours,

/s/ Christine Y. Sun

Christine Y. Sun

Cc:	Kathleen D. Fuentes, Esq., SunAmerica Asset Management, LLC

Edward Gizzi, Esq., SunAmerica Asset Management, LLC

Louis O. Ducote, Esq., SunAmerica Asset Management, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

David Howe, Esq., Willkie Farr & Gallagher LLP

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